          Ellsworth Convertible Growth and Income Fund

                       [logo]

               2000 Annual Report
               September 30, 2000

Ellsworth Convertible Growth and Income Fund, Inc. operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Company considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                   Highlights

Performance thru 9/30/00 with dividends reinvested

                                             9 Months  1 Year    5 Year    10 Year
                                             --------  ------    -------   -------
Ellsworth market value * ................... 20.80%    25.72%    124.01%   362.26%
Ellsworth net asset value + ................  9.36     21.85     110.24    318.20
Closed-end convertible fund average + ...... 10.37     21.92      80.93    298.84
S&P 500 * .................................. (1.39)    13.28     166.74    489.80
Russell 2000 * .............................  4.23     23.61      80.02    311.37++
Lehman Aggregate Bond Total Return Index + .  7.12      6.99      36.81    116.81


Performance data represent past results and do not reflect future performance.

*  From Bloomberg L.P. pricing service.
+  From Lipper, Inc. Closed-End Fund Performance Analysis.
++ Simple appreciation of index.
--------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

              Net Asset Values    Market Prices (AMEX, symbol ECF)
Qtr. Ended  High    Low    Close      High    Low    Close
---------- ------  ------  ------    ------  ------  ------
Dec. 99    $11.53  $9.98   $11.08    $9.69   $8.13   $8.44
Mar. 00     12.30  10.64    11.99     9.38    8.44    8.81
Jun. 00     12.02  10.87    11.86     9.25    8.38    9.19
Sep. 00     12.36  11.06    11.82    10.38    9.06    9.88

--------------------------------------------------------------------------------

Dividend Distributions (12 Months)

Record    Payment             Capital           * Corporate
 Date      Date      Income    Gains    Total     Deduction
--------  --------   ------   -------   ------  -----------
10/29/99  11/29/99   $0.058   $1.232    $1.290      22%
 2/14/00   2/28/00    0.090     ---      0.090      24
 5/16/00   5/30/00    0.100     ---      0.100      24
 8/16/00   8/30/00    0.100     ---      0.100      24
                     ------   -------   ------
                     $0.348   $1.232    $1.580
                     ======   =======   ======

* Percentage of each ordinary income distribution qualifying for the dividend received tax deduction by corporate shareholders.

TO OUR SHAREHOLDERS

When preparing the Annual Report to shareholders in national election years I usually wait to write the shareholder letter until after the results are known. Well, the results are in, but they are not known. The uncertainty surrounding the outcome of the Presidential election has affected markets for bonds and stocks as well as currencies. Our economy and our political system are up to this challenge, but it does fog some long-term industry outlooks for now. The system should work and a peaceful transition of power should occur on January 20.

What a difference a year makes. From November to March, the NASDAQ Stock Index moved up over 60% and the Standard and Poor's Stock Index by over 10%. And now both the NASDAQ and the Standard and Poor's 500 are trading almost exactly where they were in early November, 1999.

While this volatility in the stock market is not unprecedented, it can be disconcerting to many. Clearly much of the volatility was due to the Internet bubble first rising and then bursting. Also a factor was the tightening of monetary policy by the Federal Reserve Board. At this time, the Internet excesses appear to have been washed out of the system and the Federal Reserve Board does not appear poised to tighten further. Indeed, some believe they may lower interest rates next year.

Our outlook for 2001 is for continuation of the trends of increasing productivity and high investments by people saving for retirement through various pension programs. With this outlook, we are optimistic about both the stock and bond markets. If a portion of Social Security is allowed to be invested in the private markets, then we are even more optimistic. We are also hopeful that the market volatility of the last year will not be repeated in the coming months.

In the most recent edition of its "Quicktake Report", Morningstar* continued to rate Ellsworth's performance at four stars (above average). Shareholders who wish a copy of this report or the most recent report issued by Standard and Poor's on the Fund should contact us. You can also view the Morningstar report on their website, www.morningstar.com.**

At its October meeting, the Board of Directors declared a dividend totaling $1.445. This dividend consists of 13 cents from undistributed net investment income, 80 cents from realized short-term capital gains and 51.5 cents from realized long-term capital gains. This dividend will be paid on November 29, 2000 to shareholders of record October 26, 2000. This brings the total dividends paid to shareholders this year to $1.735.

The 2001 annual meeting of shareholders will be held in Atlantis, Florida on January 12, 2001. Particulars will be included in the proxy statement. All shareholders are welcome to attend and we hope to see you there.

/s/Thomas H. Dinsmore
Chairman of the Board

November 10, 2000

  * Morningstar is a mutual fund analysis and statistical reporting service that reports on and rates most mutual funds.
** Morningstar is solely responsible for the content of its site.

See Important Factors Regarding Forward-Looking Statements on page 13 of this report.

Largest Investment Holdings by underlying common stock

Principal
 Amount                                                                    Value       % Total
or Shares                                                                 (Note 1)    Net Assets
----------                                                                ----------  ----------
1,250,000  Sepracor, Inc...............................................$  2,590,625   2.4%
            Develops and commercializes potentially improved versions
            of widely-prescribed drugs.

   30,000  MetLife, Inc................................................   2,497,500   2.3
            Provides insurance and financial services to a range of
            individual and institutional customers.
            (exchangeable from MetLife Capital Trust I 8% equity
            security units)

2,000,000  Cable and Wireless Communications plc.......................   2,250,000   2.1
            An integrated telecommunthroughout the United Kingdom,
            as a provider of television and Internet services.
            (exchangeable from Bell Atlantic Financial 4 1/4% due 2005)

2,150,000  American Express Company.....................................  2,193,000   2.0
            Through its subsidiaries, provides travel-related, financial advisory, & international banking services around the world.
            (exchangeable from Exch. Certificate 0.625% due 2005)

2,000,000  Time Warner, Inc.............................................  2,130,000   2.0
            A media company with operations in entertainment, cable
            networks and publishing.
            (exchangeable from Merrill Lynch 0.25% due 2006)

   40,800  Apache Corp..................................................  2,098,650   1.9
            Explores for and produces natural gas, crude oil and natural gas liquids.

   50,000  The Coastal Corp.............................................  2,078,125   1.9
            Gathers, markets, processes, stores and transmits gas, as
            well as refines, markets and distributes petroleum and
            chemicals. The Company is also involved in oil and gas
            exploration and production, coal mining and power.

1,950,000  Diamond Offshore Drilling, Inc...............................  2,063,781   1.9
            Drills offshore oil and gas wells on a contract basis.
            (exchangeable from 3 3/4% due 2007 and Loews Corp. 3 1/8%
            due 2007)

2,000,000  General Electric Corp........................................  2,054,375   1.9
            Develops and manufactures products for the utilization of
            electricity. GE also offers financial services through GE
            Capital Services, Inc. & owns the Nat'l. Broadcasting Co.
            (exchangeable from CS First Boston 2% due 2010 and
            Exch. Certificate 1 1/4% due 2004)

   25,000  ACE Limited..................................................  2,017,188   1.8
            The holding company for the ACE Group of Companies, a
            property and casualty insurance business.
                                                                        -----------  ----------
           Total........................................................$21,973,244  20.1%


Major Industry Exposure
                              % Total
                             Net Assets
                             ----------
Energy.....................  14.10%
Telecommunications.........  14.05
Technology.................  13.78
Financial & Insurance......   9.54
Entertainment..............   8.85
Banking....................   6.83
Health Care & Drugs........   6.69
Capital Goods..............   4.13
Cable......................   3.88
Retail.....................   3.42
                             ----------
Total......................  85.27%



Major Portfolio Changes by underlying common stock
Three Months Ended September 30, 2000
                                                             Principal
                                                              Amount
                                                             or Shares
                                                             ---------
ADDITIONS
Affiliated Computer Services, Inc........................... 1,000,000
Analog Devices, Inc......................................... 1,000,000
The Chase Manhattan Corp.
 (exchangeable from JMH Finance, Ltd.)...................... 1,000,000
Covad Communications Group, Inc............................. 1,250,000
Crown Castle International Corp.............................    20,000
Johnson & Johnson
(exchangeable from Merrill Lynch & Co., Inc.)............... 1,000,000
Online Resources & Communications Corp...................... 1,000,000
QUALCOMM, Inc. (exchangeable from First Union National Bank) 1,000,000
Radio One, Inc..............................................     1,250
Telecom Italia S.p.A.
(exchangeable from Tecnost International, N.V.)............. 1,500,000
United Parcel Service, Inc.................................. 1,000,000

REDUCTIONS
Merck & Co. and Pfizer, Inc.
(exchangeable from Bear Stearns Cos., Inc.)................. 2,000,000
Cable and Wireless Communications plc
(exchangeable from Bell Atlantic Fin'l Services)............ 1,000,000
Clear Channel Communications, Inc........................... 1,000,000
CVS Corp....................................................    15,200
Georgia-Pacific Corp........................................    30,000
EMC Corp. (exchangeable from The Goldman Sachs Group, Inc.). 1,000,000
Interim Services Inc........................................ 1,500,000
Juniper Networks, Inc....................................... 1,000,000
Merrill Lynch & Co., Inc. note linked to tech basket........ 1,500,000
Siebel Systems, Inc.........................................   200,000
TXU Corp....................................................    20,000


Portfolio of Investments September 30, 2000

   Principal
    Amount                                                                                     Identified    Value
   or Shares                                                                                      Cost      (Note 1)
  ----------                                                                                   ----------  ----------
                  ADVERTISING - 2.6%
  $1,500,000      Interpublic Group Cos., Inc. 1.87% 2006 cv. sub. deb. 144A (Baa1)........... $1,332,649  $1,338,750
     500,000      Young & Rubicam, Inc. 3% 2005 cv. sub. notes Reg. (Baa3)....................    520,000     496,250
   1,000,000      Young & Rubicam, Inc. 3% 2005 cv. sub. notes 144A (Baa3)....................  1,015,000     992,500
                                                                                               ----------  ----------
                                                                                                2,867,649   2,827,500
                                                                                               ----------  ----------
                  AEROSPACE - 0.5%
     700,000      SPACEHAB, Inc. 8% 2007 cv. sub. notes 144A (NR).............................    701,438     507,500
                                                                                               ----------  ----------
                  BANKING - 6.8%
      50,000 shs  CNB Capital Trust I 6% SPuRS (A1)
                  (exch. for Fifth Third Bancorp common stock)................................  1,253,063   1,906,250
   1,000,000      Deutsche Bank Financial, Inc. 1 1/4% 2007 medium-term exch. notes
                  (Aa3)(exch. for CitiGroup, Inc. common stock)...............................  1,025,378   1,122,500
   1,000,000      JMH Finance, Ltd. 4 3/4% 2007 guaranteed bonds 144A (NR)
                  (exch. for The Chase Manhattan Corp. common stock)..........................  1,043,750   1,023,750
      40,000 shs  National Australia Bank Ltd. 7 7/8% exch. capital units (A1)................  1,038,700   1,012,500
      25,000 shs  Sovereign Capital Trust II 7 1/2% PIERS (B1)
                   (exch. for Sovereign Bancorp, Inc. common stock)...........................  1,250,000   1,435,938
      30,000 shs  WBK Trust 10% STRYPES * (NR)
                   (exch. for Westpac Banking Corp., Ltd. common stock).......................    716,865     958,125
                                                                                               ----------  ----------
                                                                                                6,327,756   7,459,063
                                                                                               ----------  ----------
                  CABLE - 3.9%
   2,000,000      Bell Atlantic Financial Services, Inc. 4 1/4% 2005
                  euro. cv. sub. deb. (A1) (exch. for cash equiv. of Cable &
                  Wireless Communications plc common stock)...................................  2,284,219   2,250,000
      20,000 shs  Cox Communications, Inc. 7% FELINE PRIDES * (Baa2)..........................  1,000,000   1,037,500
      29,000 shs  UnitedGlobalCom depositary shares representing 7% series D
                  sr. cum. cv. pfd.  (Caa)....................................................  1,666,125     953,375
                                                                                               ----------  ----------
                                                                                                4,950,344   4,240,875
                                                                                               ----------  ----------
                  CAPITAL GOODS - 4.1%
   1,050,000      Advanced Energy Industries, Inc. 5 1/4% 2006 cv. sub. notes (NR)............  1,066,500     960,750
   1,500,000      CS First Boston, Inc. 2% 2010 sr. medium-term exch. notes 144A
                  (A1) (exch. for General Electric Corp. common stock)........................  1,530,314   1,488,750
     500,000      Exchangeable Certificate Corp. 1 1/4% 2004 sr. medium-term exch.
                  notes 144A (AAA)(exch. for General Electric Corp. common stock).............    487,225     565,625
      15,000 shs  Hanover Compressor Capital Trust 7 1/4% cv. pfd. TIDES 144A (B1)
                  (conv. into Hanover Compressor Company common stock)........................    750,000   1,492,500
                                                                                               ----------  ----------
                                                                                                3,834,039   4,507,625
                                                                                               ----------  ----------
                  DATA-PROCESSING SERVICES - 1.4%
   1,750,000      National Data Corp. 5% 2003 cv. sub. notes (Ba3)............................  1,746,875   1,548,750
                                                                                               ----------  ----------
                  ENERGY - 14.1%
      24,000 shs  AES Trust VII $3 trust cv. pfd. securities 144A (Ba3)
                   (conv. into AES Corp. common stock)........................................  1,276,500   1,971,000
      40,800 shs  Apache Corp. $2.015 depositary shares representing
                  series C ACES pfd. * (Baa2).................................................  1,354,341   2,098,650
      50,000 shs  The Coastal Corp. 6 5/8% FELINE PRIDES * (Baa2).............................  1,212,409   2,078,125
     500,000      Devon Energy Corp. 4.90% 2008 cv. sub. deb. (Baa1)
                   (conv. into Chevron Corp. common stock)....................................    495,000     475,938
   1,000,000      Devon Energy Corp. 4.95% 2008 cv. sub. deb. (Baa1)
                   (conv. into Chevron Corp. common stock)....................................    995,000     955,625
   1,450,000      Diamond Offshore Drilling, Inc. 3 3/4% 2007 cv. sub. notes (Baa1)...........  1,489,875   1,621,281
      50,000      Enron Corp. 7% 2002 exch. notes * (Baa1)
                   (conv. into EOG Resources, Inc. common stock)..............................  1,101,940   1,728,125

Portfolio of Investments September 30, 2000 (continued)

   Principal
    Amount                                                                                     Identified    Value
   or Shares                                                                                      Cost      (Note 1)
  ----------                                                                                   ----------  ----------
                  ENERGY - continued
  $1,000,000      Exchangeable Certificate Corp. 2% 2005 medium-term exch. notes 144A
                  (AAA)(exch. for Exxon Mobil Corp. common stock).............................   $955,683    $988,750
     750,000      Kerr-McGee Corp. 5 1/4% 2010 cv. sub. deb. (Baa2)...........................    750,938     916,875
     500,000      Kerr-McGee Corp. 7 1/2% 2014 cv. sub. deb. (Baa2)...........................    476,250     494,375
      30,000      Kerr-McGee Corp. 5 1/2% 2004 DECS * (Baa1)
                   (exch. for Devon Energy Corp. common stock)................................    995,625   1,625,625
     500,000      Loews Corp. 3 1/8% 2007 cv. sub. deb. (A2)
                   (conv. into Diamond Offshore Drilling, Inc. common stock)..................    428,125     442,500
                                                                                               ----------  ----------
                                                                                               11,531,686  15,396,869
                                                                                               ----------  ----------
                  ENTERTAINMENT - 8.9%
   1,750,000      America Online, Inc. 0% 2019 cv. sub. deb. (Ba3)............................    988,968     894,688
     750,000      Clear Channel Communications, Inc. 2 5/8% 2003 sr. cv. notes (Baa3).........    977,813     826,406
   1,000,000      Clear Channel Communications, Inc. 1 1/2% 2002 sr. cv. notes (Baa3).........  1,010,625     926,875
   2,000,000      Deutsche Bank Financial, Inc. 1% 2007 sr. medium-term exch. notes
                  (Aa3) (exch. for cash value of The Walt Disney Corp. common stock)..........  2,091,266   1,995,000
   1,000,000      EchoStar Communications  Corp. 4 7/8% 2007 cv. sub. notes 144A (Caa2).......  1,000,000   1,321,250
   1,000,000      Imax Corp. 5 3/4% 2003 cv. sub. notes 144A (B1).............................  1,000,000     978,750
   2,000,000      Merrill Lynch & Co., Inc. 0.25% 2006 series B medium-term notes (Aa3)
                  (exch. for Time Warner, Inc. common stock)..................................  2,000,000   2,130,000
       1,000 shs  Radio One Inc. 6 1/2% HIGH TIDES 144A (Caa).................................  1,000,000     590,000
                                                                                               ----------  ----------
                                                                                               10,068,672   9,662,969
                                                                                               ----------  ----------
                  FINANCIAL & INSURANCE - 9.5%
      25,000      ACE Limited 8 1/4% FELINE PRIDES * (A2).....................................  1,250,000   2,017,188
      15,974 shs  American General Delaware, L.L.C. common stock..............................    658,439   1,245,972
   1,500,000 shs  American International Group 0.50% 2007 cv. notes (AAA).....................  1,500,000   1,691,250
   2,150,000      Exchangeable Certificate Corp. 0.625% 2005 medium-term exch. notes
                  144A (AAA)(exch. for American Express Co. common stock).....................  2,004,917   2,193,000
      30,000      MetLife Capital Trust I 8% equity security units * (A1)
                   (exch. for MetLife, Inc. common stock).....................................  1,494,199   2,497,500
     625,000      Penn Treaty American Corp. 6 1/4% 2003 cv. sub. notes (BB+).................    605,938     512,500
     325,000      Penn Treaty American Corp. 6 1/4% 2003 cv. sub. notes 144A (BB+)............    338,000     266,500
                                                                                               ----------  ----------
                                                                                                7,851,493  10,423,910
                                                                                               ----------  ----------
                  HEALTH CARE & DRUGS - 6.7%
   2,000,000      Elan Finance Corp. 0% 2018 LYON 144A (Baa3)
                   (exch. for ADR's representing Elan Corp., plc common stock)................  1,118,530   1,622,500
     800,000      Human Genome Sciences, Inc. 3 3/4% 2007 cv. sub. notes (NR).................    684,000     776,000
     500,000      Ivax Corp. 5 1/2% 2007 cv. senior sub. notes 144A (NR)......................    500,000     721,875
   1,000,000      Merrill Lynch & Co., Inc. 2% 2005 medium-term notes (Aa3)
                   (exch. for Johnson & Johnson common stock).................................  1,026,900     995,000
     625,000      Roche Holdings, Inc. 0% 2015 LYON 144A (NR)
                   (exch. for Genentech, Inc. common stock)...................................    423,538     592,969
   1,000,000      Sepracor, Inc. 7% 2005 cv. notes 144A (CCC+)................................  1,000,000   2,072,500
     250,000      Sepracor, Inc. 7% 2005 cv. notes (CCC+).....................................    228,750     518,125
                                                                                               ----------  ----------
                                                                                                4,981,718   7,298,969
                                                                                               ----------  ----------
                  MULTI-INDUSTRY - 1.8%
   2,000,000      Lehman Brothers Holdings, Inc. 0% 2003 BASES notes (A3)
                   (based on the value of the performance of the 10 Uncommon
                   Values index)..............................................................  2,040,281   1,980,000
                                                                                               ----------  ----------

Portfolio of Investments September 30, 2000 (continued)

   Principal
    Amount                                                                                     Identified    Value
   or Shares                                                                                      Cost      (Note 1)
  ----------                                                                                   ----------  ----------
                  RETAIL - 3.4%
  $1,000,000      Costco Companies, Inc. 0% 2017 cv. sub. notes 144A (A3)..................... $  568,630  $  842,500
   1,250,000      Costco Companies, Inc. 0% 2017 cv. sub. notes (A3)..........................  1,031,539   1,053,125
      32,500 shs  Dollar General Trust 8 1/2% STRYPES * (NR)
                   (conv. into Dollar General Corp. common stock).............................  1,087,039     970,938
      12,300 shs  Estee Lauder Trust $5.40 TRACES II * (NR)
                   (conv. into Estee Lauder Companies, Inc. common stock).....................    993,771     869,456
                                                                                               ----------  ----------
                                                                                                3,680,979   3,736,019
                                                                                               ----------  ----------
                  TECHNOLOGY - 13.8%
   1,000,000      Affiliated Computer Services 4% 2005 cv. sub. notes 144A (Baa3).............  1,161,175   1,296,250
   1,000,000      Analog Devices, Inc. 4 3/4% 2005 cv. sub. notes 144A (NR)...................  1,000,000   1,030,625
   1,000,000      CS First Boston, Inc. 2% 2010 medium-term exch. notes 144A (A1)
                   (exch. for Cisco Systems, Inc. common stock)...............................  1,028,922   1,052,500
   1,500,000      CS First Boston, Inc. 1% 2006 medium-term exch. notes (A1)
                   (exch. for Microsoft Corp. common stock)...................................  1,589,297   1,245,000
   1,000,000      Cypress Semiconductor Corp. 3 3/4% 2005 cv. sub. deb. (B1)..................  1,001,250     943,750
   1,000,000      Exchangeable Certificate Corp. 0.25% 2005 medium-term exch. notes
                  144A (AAA)(exch. for Intel Corp. common stock)..............................    914,861     802,500
     750,000      Exodus Communications, Inc. 4 3/4% 2008 cv. sub. notes 144A (NR)............    750,000   1,154,531
   1,000,000      The Goldman Sachs Group, Inc. 0.25% 2007 medium-term notes (A1)
                   (exch. for EMC common stock)...............................................  1,000,000   1,372,980
   1,000,000      Hewlett-Packard Co. 0% 2017 LYON 144A (Aa3).................................    590,262     730,625
   1,000,000      LSI Logic Corp. 4% 2005 cv. sub. notes (B1).................................  1,118,295     806,250
     500,000      Rational Software Corp. 5% 2007 cv. sub. notes 144A (NR)....................    500,000   1,036,250
   1,250,000      Sci Systems, Inc. 3% 2007 cv. sub. notes (Ba1)..............................  1,268,730   1,259,375
   1,000,000      Solectron Corp. 0% 2019 LYON (Baa3).........................................    692,453     741,250
   1,200,000      STMicroelectronics, N.V. 0% 2009 LYON (Baa1)................................  1,000,938   1,576,500
                                                                                               ----------  ----------
                                                                                               13,616,183  15,048,386
                                                                                               ----------  ----------
                  TELECOMMUNICATIONS - 14.0%
     750,000      American Tower Corp. 5% 2010 cv. sub. deb. 144A (NR)........................    750,000     710,625
   4,000,000      Anixter International, Inc. 0% 2020 LYON 144A (Ba3).........................  1,048,514   1,125,000
   1,000,000      Bell Atlantic Financial Services, Inc. 5 3/4% 2003 cv. sub. deb.
                  144A (A1) (exch. for cash equiv. Telecom Corp. of New Zealand
                  common stock)...............................................................  1,072,139     968,750
   1,250,000      Covad Communications Group, Inc. 6% 2005 sr. cv. notes 144A (B3)............  1,250,000   1,171,875
      15,000 shs  Crown Castle International Corp. 6 1/4% 2012 cv. pfd. (Caa).................    750,000     767,813
   1,000,000      Exchangeable Certificate Corp. 0.25% 2006 medium-term exch. notes
                  144A (AAA)(exch. for specific telephone and cable common stocks **).........  1,000,000     992,500
   1,000,000      First Union National Bank 7% 2002 equity-linked series B notes (AA3)
                  (linked to the value of QUALCOMM, Inc. common stock)........................  1,000,000   1,160,000
   1,250,000      Level 3 Communications, Inc. 6% 2010 cv. sub. notes (Caa1)..................  1,212,500   1,065,625
   1,000,000      Liberty Media Corp. 3 3/4% 2030 sr. exch. deb. 144A (Baa3)
                   (exch. for Sprint Corporation PCS common stock)............................  1,000,000     772,500
      25,000      MediaOne Group, Inc. 7% 2002 PIES-a * (A3)
                   (exch. for ADR's representing Vodafone AirTouch plc common stock)..........  1,106,500     939,063
   1,750,000      Nextel Communications, Inc. 5 1/4% 2010 cv. sr. notes 144A (B1).............  1,756,250   1,642,813
   1,000,000      Online Resources & Comm. Corp. 8% 2005 cv. sub. notes 144A (NR).............  1,000,000   1,005,000
     500,000      Pinnacle Holdings, Inc. 5 1/2% 2007 cv. sub. notes 144A (NR)................    500,000     331,875
   1,500,000      Tecnost International, N.V. 1% 2005 ADB 144A (Baa2)
                   (exch. for ADR's representing Telecom Italia S.p.A. common stock)..........  1,329,600   1,322,314
     700,000      Tekelec 3 1/4% 2004 cv. sub. discount notes 144A (NR).......................    613,587   1,359,750
                                                                                               ----------  ----------
                                                                                               15,389,090  15,335,503
                                                                                               ----------  ----------

Portfolio of Investments September 30, 2000 (continued)



  Principal                                                                                     Identified    Value
    Amount                                                                                        Cost      (Note 1)
  ----------                                                                                  ----------- ------------
                  TRANSPORTATION - 1.0%
 $1,000,000       United Parcel Service, Inc. 1 3/4% 2007 cash-settled cv. sr. notes (AAA).. $ 1,000,000 $  1,030,000
                                                                                              ----------- ------------
                  U.S. TREASURY NOTES - 0.0%
      17,000      4 7/8% 3/31/01 + .........................................................       16,971       16,878
                                                                                              ----------- ------------
                  CORPORATE SHORT-TERM NOTES - 1.5%
                  American Express Credit Corp. (P1)
   1,600,000      (6.56% maturing 10/3/00)..................................................    1,598,834    1,598,834
                                                                                              ----------- ------------


                  Total Convertible Bonds and Notes - 72.9%.................................   73,347,922   79,615,486
                  Total Convertible Preferred Stocks - 18.5%................................   16,598,813   20,159,358
                  Total Common Stocks - 1.1%................................................      658,439    1,245,972
                  Total Corporate Short-Term Notes - 1.5%...................................    1,598,834    1,598,834
                                                                                              ----------- ------------
                  Total Investments - 94.0%.................................................  $92,204,008  102,619,650
                                                                                              =========== ------------

                  Other assets and liabilities, net - 6.0%..................................                 6,560,585
                                                                                                          ------------
                  Total Net Assets - 100.0%.................................................              $109,180,235
                                                                                                          ============

*   See Note 1(e)
**  Ticker symbols: CSCO, CMCSK, TWX, IBM, LMGa and WCOM
+   Collateral for a letter of credit

ACES         Automatically Convertible Equity Securities
ADB          American Depositary Bonds
ADR          American Depositary Receipts
BASES        Basket Adjusting Structured Equity Securities
DECS         Debt Exchangeable for Common Stock
FELINE       Family of Equity-Linked Income Securities
GEMMS        Guaranteed Exchangeable Monetisation of Multiple Shares
HIGH TIDES   Remarketable Term Income Deferrable Equity Securities
LYON         Liquid Yield Option Note
PIERS        Preferred Income Equity Redeemable Securities
PIES         Premium Income Exchangeable Securities
PRIDES       Preferred Redeemable Increased Dividend Equity Securities
SPuRS        Shared Preference Redeemable Securities
STRYPES      Structured Yield Product Exchangeable for Stock
TIDES        Term Income Deferrable Equity Securities
TRACES       Trust Automatic Common Exchange Securities

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies, Inc., have been obtained from sources believed reliable but have not been audited by PricewaterhouseCoopers LLP.

The cost of investments for federal income tax purposes is $92,204,008 resulting in gross unrealized appreciation and depreciation of $15,102,062 and $4,686,420, respectively, or net unrealized appreciation of $10,415,642 on a tax cost basis.

            See accompanying notes to financial statements

Statement of Assets and Liabilities
                                                                September 30, 2000
                                                                ------------------

Assets:
        Investments at value (cost $92,204,008) (Note 1)....... $102,619,65
        Cash...................................................   4,354,945
        Receivable for securities sold.........................   4,137,371
        Dividends and interest receivable......................     488,565
        Other assets...........................................      19,506
                                                                -----------
        Total assets...........................................  111,620,03
                                                                -----------
Liabilities:
        Payable for securities purchased.......................   2,329,600
        Accrued management fee (Note 2)........................      69,437
        Accrued expenses.......................................      40,765
                                                                -----------
        Total liabilities......................................   2,439,802
                                                                -----------
Net Assets..................................................... $109,180,23
                                                                ===========
Net assets consist of:
        Undistributed net investment income....................   1,218,697
        Undistributed net realized gain from investment
          transactions.........................................  12,110,703
        Unrealized appreciation on investments.................  10,415,642
        Capital shares (Note 3)................................      92,335
        Additional paid-in capital.............................  85,342,858
                                                                -----------
Net Assets..................................................... $109,180,23
                                                                ===========
Net asset value per share ($109,180,235 / 9,233,538
  outstanding shares).......................................... $     11.82
                                                                ===========

Statement of Operations
For the Year Ended September 30, 2000
Investment Income (Note 1):
        Interest............................................... $ 3,661,182
        Dividends..............................................   1,457,107
                                                                -----------
        Total Income...........................................   5,118,289
                                                                -----------
Expenses (Note 2):
        Management fee.........................................     764,782
        Custodian..............................................      38,464
        Transfer agent.........................................      28,122
        Professional fees......................................     112,543
        Directors'fees.........................................      93,875
        Reports to shareholders................................      56,114
        Treasurer's office.....................................      25,000
        Other..................................................      90,004
                                                                -----------
        Total Expenses.........................................   1,208,904
                                                                -----------
Net Investment Income..........................................   3,909,385
                                                                -----------
Realized and Unrealized Gain on Investments:
        Net realized gain from investment transactions.........  12,120,056
        Net increase in unrealized appreciation of investments.   5,000,401
                                                                -----------
        Net gain on investments................................  17,120,457
                                                                -----------
        Net Increase in Net Assets Resulting from Operations... $21,029,842
                                                                ===========

            See accompanying notes to financial statements

Statement of Changes in Net Assets
For the Years Ended September 30, 2000 and 1999
                                                                     2000          1999
                                                                ------------  ------------

Increase in net assets from operations:
  Net investment income.......................................  $  3,909,385  $  2,801,861
  Net realized gain from investment transactions..............    12,120,056    10,525,513
  Net increase in unrealized appreciation of investments......     5,000,401     1,575,266
                                                                ------------  ------------
   Net increase in net assets resulting from operations.......    21,029,842    14,902,640
                                                                ------------  ------------
Dividends to shareholders from:
  Net investment income.......................................    (3,181,095)   (2,684,269)
  Net realized gain on investments............................   (10,534,569)  (10,656,426)
                                                                ------------  ------------
    Total dividends...........................................   (13,715,664)  (13,340,695)
                                                                ------------  ------------
Capital share transactions (Note 3)
  Value of shares issued on reinvestment of distributions.....     7,092,766     7,039,766
  Cost of shares repurchased..................................    (1,266,730)       ---
                                                                ------------  ------------
    Change in net assets resulting from capital share
     transactions.............................................     5,826,036     7,039,766
                                                                ------------  ------------
Increase in net assets........................................    13,140,214     8,601,711

Net assets at beginning of year...............................    96,040,021    87,438,310
                                                                ------------  ------------
Net assets at end of year (including undistributed net
 investment income of $1,218,486 and $490,195, respectively)..  $109,180,235  $ 96,040,021
                                                                ============  ============

Financial Highlights
Selected data for a share of common stock outstanding:
                                                        Years Ended September 30,
                                                 ---------------------------------------
Per Share Operating Performance:                   2000    1999    1998    1997    1996
                                                 ------- ------- ------- ------- -------
Net asset value, beginning of year..............  $11.23  $11.18  $13.33  $11.80  $10.76
                                                 ------- ------- ------- ------- -------
Net investment income...........................    0.42    0.33    0.35    0.40    0.43
Net realized and unrealized gain (loss).........    1.71    1.40   (0.65)   2.59    1.37
                                                 ------- ------- ------- ------- -------
  Total from investment operations..............    2.13    1.73   (0.30)   2.99    1.80
Less Distributions:
Dividends from net investment income............   (0.35)  (0.32)  (0.37)  (0.40)  (0.47)
Distributions from realized gains...............   (1.23)  (1.36)  (1.48)  (1.06)  (0.29)
                                                 ------- ------- ------- ------- -------
  Total distributions...........................   (1.58)  (1.68)  (1.85)  (1.46)  (0.76)
Capital share repurchases.......................    0.04    ---     ---     ---     ---
                                                 ------- ------- ------- ------- -------
Net asset value, end of year....................  $11.82  $11.23  $11.18  $13.33  $11.80
                                                 ======= ======= ======= ======= =======
Market value, end of year.......................  $9.875  $9.375  $10.00  $11.25  $9.875
Net assets, end of period ($000's).............. 109,180  96,040  87,438  94,822  78,395
Total Investment Return:
    Based on net asset value*...................   21.85%  16.42%  (2.39)% 27.77%  17.43%
    Based on market value+......................   25.72%  10.39%   5.21%  30.93%  17.13%
Ratios/Supplemental Data:
Ratio of expenses to average net assets.........    1.2%     1.1%    1.1%    1.2%    1.2%
Ratio of net investment income to
  average net assets............................    3.8%     3.0%    3.0%    3.4%    3.9%
Portfolio turnover rate.........................     98%      67%     59%     71%     70%

* Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.

+ Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.

                   See accompanying notes to financial statements

Notes to Financial Statements

1.  Significant Accounting Policies
Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between reported bid and asked prices as of the close of regular trading. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

(c)  Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

(d)  Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e)  Market Risk
It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. The market value of those securities was $16,820,295 at September 30, 2000, representing 15.4% of net assets.

2.  Management Fee and Other Transactions with Affiliates
The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month. The annual fee is subject to reduction to the extent that the ordinary expenses of the Fund (excluding taxes and interest) exceed 1.5% of the first $100,000,000 and 1% of the excess over $100,000,000 of the average of the monthly net asset values of the Fund for the year.

The Adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer, up to a maximum of $25,000 a year, are reimbursed by the Fund. Such reimbursements amounted to $25,000 for the year ended September 30, 2000. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

3.  Capital Stock
At September 30, 2000 there were 9,233,538 shares of $.01 par value common stock outstanding, (20,000,000 shares authorized). During the years ended September 30, 2000 and 1999, 828,352 shares and 726,685 shares were issued in connection with reinvestment of dividends from net investment income and capital gains, resulting in an increase in paid-in capital of $7,092,766 and $7,039,766 respectively. In 2000, 145,600 capital shares were purchased for $1,266,763. The amount paid was 22% less than the net asset value of the shares.

A distribution of $1.445 per share, derived from net investment income of 13 cents, and net realized gains on investments of $1.315, was declared on October 16, 2000, payable November 29, 2000 to shareholders of record at the close of business October 26, 2000.

4.  Portfolio Activity
Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $99,404,102 and $105,798,734, respectively, for the year ended September 30, 2000.

To the Shareholders and Board of Directors of Ellsworth Convertible Growth and Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets, and the financial highlights, present fairly, in all material respects, the financial position of Ellsworth Convertible Growth and Income Fund, Inc. (the "Fund") at September 30, 2000, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
October 13, 2000

Miscellaneous Notes

Automatic Dividend Investment and Cash Payment Plan

Shareholders may participate in our reinvestment plan whereby all dividends and distributions are automatically invested in additional Ellsworth shares at the current market price or net asset value, whichever is lower (but not less than 95% of market price). When the market price is lower, The Bank of NY (The "Bank"), as your agent, will combine your dividends with those of other Plan participants, and purchase shares in the market, thereby taking advantage of the lower commissions on larger purchases. There is no other charge for this service.

Plan participants may also voluntarily send cash payments of $100 to $10,000 per month to the Bank, to be combined with other Plan monies, for purchase of additional Ellsworth shares in the open market. You pay only a bank service charge of $1.25 per transaction, plus your proportionate share of the brokerage commission. All shares and fractional shares purchased will be held by the Bank in your dividend reinvestment account.

At any time, you may instruct the Bank to sell all or any portion of your account. Also, you may deposit with the Bank any Ellsworth stock certificates you hold, for a one-time fee of $7.50.

All registered shareholders are eligible to join the Plan. If your shares are held by a broker or other nominee, you should instruct the nominee to join the Plan on your behalf. Some brokers may require that your shares be taken out of the broker's "street name" and re-registered in your own name.

To join the Plan, fill out and mail the authorization form located on pages 15 and 16 of this report.
------------------------------------------------------------------------------
Important Factors Regarding Forward-Looking Statements

Information contained within the letter to Shareholders constitutes forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Statements which reflect the intent, belief or expectations of the Company and its management regarding the anticipated effect of events, circumstances and trends should be considered forward-looking statements. These forward-looking statements are not guarantees of future performance and there are a number of meaningful factors which could cause the Company's results to vary materially from those indicated by any such statements. Factors which could cause actual results to differ from expectations include, among others, changes in individuals' savings rates or investment choices, changes to social security investments, an increase in interest rates, inflation or taxes, changes to foreign and domestic markets and economies in general or changes to the market for convertible securities.

Visit us on the Internet at www.ellsworthfund.com. The site provides information about the Fund including daily net asset values (NAV), historical dividends and press releases, as well as information about Davis-Dinsmore Management Company, the Fund adviser. In addition you can email us at info@bcvecf.com.
------------------------------------------------------------------------------
Ellsworth is a member of the Closed-End Fund Association (CEFA). Its website address is www.cefa.com. CEFA is solely responsible for the content of its website.
------------------------------------------------------------------------------
Due to changed market conditions since the inception of the Fund, the Directors revised one of its investment policies, as follows:

While investment in convertible securities remains the primary strategy, certain other investment techniques designed to enhance
income and to hedge against market risk, 	such as engaging in options
transactions, short sales, and lending of portfolio securities, which were originally considered of equal significance, should now be considered secondary policies.
------------------------------------------------------------------------------
The Company amended its bylaws during fiscal 2000 to include provisions for nominations of directors and proposals by shareholders. For nominations or other business to be properly brought before a meeting of shareholders, a shareholder must provide written notice to the secretary of the Company not later than the close of business on the 90th day nor earlier than the close of business on the 120th day prior to the first anniversary of the preceding year's annual meeting. If a shareholder proposes to nominate an individual for election as a director, such notice must include the business experience of the individual and any other information that may be relevant to the Nominating and Administration Committee's decision of whether to nominate the individual. If the shareholder proposes to bring any other business before the meeting, such notice shall set forth a brief description of the business desired to be brought before the meeting and the shareholder's reasons for proposing such business.

This provision does not affect a shareholder's rights to submit a proposal for consideration for inclusion in the Company's proxy statement pursuant to Rule 14a-8 under the Securities Exchange Act of
1934, as amended.
------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of Ellsworth Convertible Growth and Income Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

Ellsworth Convertible Growth and Income Fund, Inc.
Automatic Dividend Investment and Cash Payment Plan
Plan and Authorization Form
The Bank of New York
Dividend Reinvestment
P.O. Box 1958,
Newark, NJ 07101-9774

	I own, registered in my name.....................................
shares of Common Stock of Ellsworth Convertible Growth and Income
Fund, Inc. (the "Company").

	I wish to invest all the dividends and distributions paid by the Company on my shares automatically in additional shares from the date hereof until this arrangement is terminated as stated below. As a participant in this plan (the "Plan"), I may also wish to purchase additional shares of the Company through the Plan.
Authorization. You are authorized to act as my agent as follows:

	A. Establish an Account in my name.

	B. Take into my Account all dividends and distributions paid by the Company on all its Common Stock held in my name now or in the future and on all additional shares of the Company (including fractions) held by you in my Account.

	C. In connection with any fiscal year-end capital gains distribution, take the distribution (and any dividends from net investment income payable with the distribution) in Common Stock at market price or net asset value, whichever is lower.

	D. In connection with the Company's first three quarterly dividends in each fiscal year from net investment income (and any other dividends or distributions declared by the Company, other than those paid pursuant to paragraph C), take the dividend or distribution in Common Stock at net asset value if the net asset value as determined by the Company as of the close of business on the last trading day preceding the date of payment is lower than the closing market price of the Common Stock on the American Stock Exchange on that trading day, plus brokerage commissions. If the market price of the Common Stock is lower than its net asset value, take the dividend or distribution in cash and add it to my Account.

	E. As soon as practicable after each cash payment is made to my Account in accordance with paragraph D above, use the funds in my Account to buy on the American Stock Exchange as many additional full shares of the Company's Common Stock (plus a fractional interest in one share computed to three decimal places) as are available at prices which are less than net asset value. If, before you have completed the purchase of all shares for the distribution at prices less than net asset value, the market price equals or exceeds the net asset value of such shares, then you shall pay the remaining proceeds of the distribution to the Company and take the balance of the distribution in shares of Common Stock at net asset value.

	F. I understand that as a Plan participant I may also voluntarily purchase additional shares through the Plan by delivering a check payable to the Bank for at least $100, but not more than $10,000 in any month for deposit into my Account. Within 30 days, the Bank will combine all similar monies received and purchase Company shares in the open market. Checks drawn on foreign banks are subject to collection and collection fees and will be invested the next investment date after funds have been collected.

	G. You may mingle the cash in my Account with similar funds of other stockholders of the Company for whom you act as agent under the Plan. The cost of the shares and any fractional interests you buy for my Account in connection with a particular dividend, distribution or cash purchase shall be determined by the average cost per share, including brokerage commission, of all shares bought by you for all shareholders for whom you act under the Plan in connection with that dividend, distribution or cash purchase.

	H. Whenever you receive or purchase shares or fractional interests for my Account, you will send me confirmation of the transaction as soon as practicable. You will hold such shares and fractional interests as my agent in your name or the name of your nominee. Do not send me stock certificates for full shares until I so request in writing or until my Account is terminated as stated below. You will vote any shares so held for me in accordance with any proxy returned to the Company by me in respect of the shares of which I am a record owner.

	I. I may instruct you at any time to liquidate all or any portion of the shares of the Company then held in my Account. I understand that the Bank will combine all liquidation requests it receives from Plan participants on a particular day and will then sell shares of the Company that are subject to liquidation requests in the open market.
The amount of proceeds I receive shall be determined by the average sales price per share, after deducting brokerage commissions, of all shares sold by you for all Plan participants who have given you liquidation requests.
						(over)

	J. I understand that there is presently no service charge for you serving as my agent and maintaining my Account, except that my Account will be charged a $1.25 service fee for each cash purchase transaction on my behalf pursuant to paragraph F. You may, in addition, charge me for extra services performed at my request. I further understand that the Company reserves the right to amend the Plan in the future to impose an additional service charge.

	K. As a Plan participant I may deposit with the Bank Common Stock certificates of the Company that I now hold, to be added to my Account.
A one-time fee of $7.50 is charged for this service.

	L. You will be liable only for willful misconduct or gross negligence in acting as my agent under the Plan.

Name and Address. My name as shown on my Common Stock certificate or certificates (including all names if more than one) and my address, are as follows:

Please Print:
NAME OR NAMES..........................................................
(print names exactly as on stock certificate)

NUMBER AND STREET......................................................

CITY, STATE AND ZIP CODE...............................................

SOCIAL SECURITY NUMBER.................................................

Stock Certificates. I understand that if I hold more than one Common Stock certificate registered in similar but not identical names or if more than one address is shown for me on the Company's Common Stock records, all my shares of Common Stock must be put into the same name and address if all of them are to be covered by one Account. I understand that additional shares subsequently acquired by me otherwise than through the Plan will be covered by my Account if and when they are registered in the same name and address as the shares in my Account.

Income Tax. I understand that participation in the Plan for automatic investment of dividends and distributions and cash purchase of shares does not relieve me of any income tax which may be payable by me on such dividends and distributions and on expenses incurred by the Company on my behalf.

Amendments and Change of Agent. I understand that the company may amend the terms of the Plan and reserves the right to change the agent which acts for all participants in the Plan at any time by giving written notice thereof to each participant at his address as shown on your records. Any such change shall be effective as to all dividends and distributions payable to shareholders of record on any date more than 30 days after mailing of such notice and shall be effective 30 days after the mailing of such notice as to cash purchases. Further, I understand that the Company in connection with any dividend or distribution will change the price at which shares of its Common Stock are issued to participants in the Plan if the net asset value of the shares is less than 95% of the market price of such shares on the last trading day preceding the payment date of any distribution of net investment income or net capital gain, unless the Board obtains a legal opinion from independent counsel that the purchase of shares at net asset value under these circumstances will not have a material adverse effect upon the federal income tax liability of the Company. The Board may not authorize issuance of shares offered to Plan participants only, if such issuance is at a price less than net asset value, without the prior specific approval of the Company's stockholders or of the Securities and Exchange Commission.

Termination. I may terminate my Account at any time by delivering written notice to you prior to the record date of any dividend or distribution requesting either liquidation or a stock certificate. I understand that you or the Company may terminate all authorizations for any reason at any time by sending written notice addressed to participants at their address as shown on your records, such termination to be effective as to all dividends and distributions payable to stockholders of record on any date more than 30 days after mailing of such notice and shall be effective 30 days after the mailing of such notice as to cash purchases. Following the date of termination, you shall send me at my address shown on your records either the proceeds of liquidation, or a stock certificate or certificates for the full shares held by you in my Account and a check for the value of any fractional interest in my Account based on the market price of the Company's Common Stock on that date.


Signature(s)....................................... Date..............
(if shares are in more than one name, all must sign.)

 ......................................................

                           (over)

Board of Directors
GORDON F. AHALT            Petroleum Consultant
WILLIAM A. BENTON          Retired Stock Exchange Specialist
ELIZABETH C. BOGAN         Senior Lecturer in Economics at Princeton University
THOMAS H. DINSMORE, C.F.A. Chairman of the Board of Ellsworth
DONALD M. HALSTED, JR.     Investor
GEORGE R. LIEBERMAN        Retired Advertising Executive
DUNCAN O. MCKEE            Retired Attorney
JANE D. O'KEEFFE           President of Ellsworth
NICOLAS W. PLATT           Public Relations Executive

Officers
THOMAS H. DINSMORE         Chairman of the Board
JANE D. O'KEEFFE           President
SIGMUND LEVINE             Senior Vice President and Secretary
H. TUCKER LAKE             Vice President, Trading
GERMAINE M. ORTIZ          Vice President
GARY I. LEVINE             Treasurer and Assistant Secretary
MERCEDES A. PIERRE         Assistant Treasurer
------------------------------------------------------------------------------
Internet
http://www.ellsworthfund.com
email: info@bcvecf.com

Investment Adviser
Davis-Dinsmore Management Company
65 Madison Avenue, Morristown, NJ 07960-7308
(973) 631-1177

The Bank of New York
Shareholder Relations Department-11E
P.O. Box 11258, Church Street Station
New York, NY 10286-1258
(800)432-8224
http://stkxfer.bankofny.com

Common Stock Listing
American Stock Exchange Symbol: ECF

Ellsworth Convertible Growth and Income Fund, Inc.
65 MADISON AVENUE
MORRISTOWN, NEW JERSEY 07960

[logo] Printed on recycled paper